RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee salaries and benefits	$ 2,260	$ 2,382
Share-based payments	4,119	3,232
Total compensation	$ 6,379	$ 5,614